ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)		12 Months Ended
	Sep. 28, 2021	Sep. 30, 2025 USD ($)	Jun. 26, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 09, 2023	Feb. 07, 2023	Sep. 27, 2021 CNY (¥)	Jan. 09, 2020	Sep. 26, 2019	Apr. 24, 2015	Apr. 23, 2006
Product Information [Line Items]
Entity date of incorporation		Dec. 11, 2019
Consideration amount		$ 447,059		$ 442,848
Disposal operation, assets				13,029,460
Xian App Chem Bio Tech [Member]
Product Information [Line Items]
Variable interest entity ownership percentage	100.00%
Balikun [Member]
Product Information [Line Items]
Disposal operation, assets | ¥							¥ 1.00
Tianjin YHX [Member]
Product Information [Line Items]
Consideration amount			¥ 1	$ (20,158)
Tea Essence Limited [Member]
Product Information [Line Items]
Entity date of incorporation		Jan. 09, 2020
Equity method investment ownership percentage		100.00%				100.00%		100.00%
Xi'an App Chem [Member]
Product Information [Line Items]
Equity method investment ownership percentage				100.00%							100.00%
Xi'an DT [Member]
Product Information [Line Items]
Entity date of incorporation		Apr. 24, 2015
Equity method investment ownership percentage		75.00%								75.00%
Tianjin YHX [Member]
Product Information [Line Items]
Equity method investment ownership percentage									51.00%
App-Chem Health [Member]
Product Information [Line Items]
Entity date of incorporation		Apr. 17, 2006
Equity method investment ownership percentage		100.00%	51.00%		100.00%